Schedule of Investments (unaudited)
June 30, 2023
iShares® Russell Top 200 Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.7%
Boeing Co.(a)	28,736	$ 6,067,894
Lockheed Martin Corp.	85,862	39,529,147
Northrop Grumman Corp.	3,091	1,408,878
		47,005,919
Air Freight & Logistics — 0.2%
United Parcel Service, Inc., Class B	76,012	13,625,151
Automobiles — 3.8%
Tesla, Inc.(a)	1,047,676	274,250,147
Beverages — 1.8%
Coca-Cola Co.	733,512	44,172,093
Constellation Brands, Inc., Class A	5,793	1,425,831
Monster Beverage Corp.(a)	283,012	16,256,209
PepsiCo, Inc.	361,463	66,950,177
		128,804,310
Biotechnology — 2.2%
AbbVie, Inc.	670,058	90,276,915
Amgen, Inc.	137,954	30,628,547
Regeneron Pharmaceuticals, Inc.(a)	2,669	1,917,783
Vertex Pharmaceuticals, Inc.(a)	89,520	31,502,983
		154,326,228
Broadline Retail — 6.3%
Amazon.com, Inc.(a)	3,421,012	445,963,124
Capital Markets — 0.7%
Blackstone, Inc., Class A, NVS	268,082	24,923,584
Moody’s Corp.	55,036	19,137,118
S&P Global, Inc.	10,089	4,044,579
		48,105,281
Chemicals — 0.6%
Ecolab, Inc.	73,219	13,669,255
Linde PLC	17,473	6,658,611
Sherwin-Williams Co.	75,346	20,005,870
		40,333,736
Commercial Services & Supplies — 0.3%
Waste Management, Inc.	138,943	24,095,495
Communications Equipment — 0.5%
Arista Networks, Inc.(a)	94,987	15,393,593
Motorola Solutions, Inc.	57,828	16,959,796
		32,353,389
Consumer Finance — 0.2%
American Express Co.	73,532	12,809,274
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	168,227	90,570,052
Dollar General Corp.	82,976	14,087,665
Sysco Corp.	192,223	14,262,947
Target Corp.	174,805	23,056,780
		141,977,444
Entertainment — 1.0%
Netflix, Inc.(a)	166,504	73,343,347
Financial Services — 4.3%
Fiserv, Inc.(a)	63,839	8,053,290
Mastercard, Inc., Class A	318,568	125,292,794
PayPal Holdings, Inc.(a)	386,475	25,789,477
Visa, Inc., Class A	614,896	146,025,502
		305,161,063
Security	Shares	Value
Food Products — 0.1%
Hershey Co.	41,399	$ 10,337,330
Ground Transportation — 0.8%
CSX Corp.	85,377	2,911,356
Uber Technologies, Inc.(a)	736,489	31,794,230
Union Pacific Corp.	99,207	20,299,736
		55,005,322
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	41,325	4,505,252
Edwards Lifesciences Corp.(a)	228,868	21,589,118
GE HealthCare Technologies, Inc.	11,223	911,757
Intuitive Surgical, Inc.(a)	132,609	45,344,321
Stryker Corp.	34,190	10,431,027
		82,781,475
Health Care Providers & Services — 2.4%
Cigna Group	8,186	2,296,992
Elevance Health, Inc.	11,947	5,307,933
HCA Healthcare, Inc.	16,036	4,866,605
Humana, Inc.	20,541	9,184,497
McKesson Corp.	19,776	8,450,482
UnitedHealth Group, Inc.	296,836	142,671,255
		172,777,764
Hotels, Restaurants & Leisure — 2.5%
Airbnb, Inc., Class A(a)(b)	154,126	19,752,788
Booking Holdings, Inc.(a)	14,088	38,042,249
Chipotle Mexican Grill, Inc.(a)	10,442	22,335,438
Las Vegas Sands Corp.(a)	116,793	6,773,994
Marriott International, Inc., Class A	95,592	17,559,295
McDonald’s Corp.	114,376	34,130,942
Starbucks Corp.	428,382	42,435,521
		181,030,227
Household Products — 0.6%
Kimberly-Clark Corp.	120,090	16,579,626
Procter & Gamble Co.	168,187	25,520,695
		42,100,321
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	32,545	6,753,088
Insurance — 0.7%
Marsh & McLennan Cos., Inc.	150,606	28,325,977
Progressive Corp.	166,390	22,025,044
		50,351,021
Interactive Media & Services — 10.5%
Alphabet, Inc., Class A(a)	2,256,451	270,097,185
Alphabet, Inc., Class C, NVS(a)	1,955,497	236,556,472
Meta Platforms, Inc., Class A(a)	839,880	241,028,762
		747,682,419
IT Services — 1.3%
Accenture PLC, Class A	239,922	74,035,131
Snowflake, Inc., Class A(a)	117,783	20,727,452
		94,762,583
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	90,235	47,080,111
Machinery — 1.4%
Caterpillar, Inc.	147,067	36,185,835
Deere & Co.	96,816	39,228,875
Illinois Tool Works, Inc.	93,936	23,499,030
		98,913,740

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell Top 200 Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media — 0.2%
Charter Communications, Inc., Class A(a)(b)	38,835	$ 14,266,814
Metals & Mining — 0.0%
Southern Copper Corp.	32,287	2,316,269
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	27,434	5,387,489
Pharmaceuticals — 2.8%
Eli Lilly & Co.	321,339	150,701,564
Merck & Co., Inc.	177,712	20,506,188
Zoetis, Inc., Class A	175,795	30,273,657
		201,481,409
Professional Services — 0.4%
Automatic Data Processing, Inc.	134,786	29,624,615
Semiconductors & Semiconductor Equipment — 10.1%
Advanced Micro Devices, Inc.(a)	346,311	39,448,286
Applied Materials, Inc.	270,838	39,146,924
Broadcom, Inc.	154,988	134,441,241
KLA Corp.	52,131	25,284,578
Lam Research Corp.	48,253	31,019,924
NVIDIA Corp.	902,248	381,668,949
QUALCOMM, Inc.	369,387	43,971,828
Texas Instruments, Inc.	140,342	25,264,367
		720,246,097
Software — 19.3%
Adobe, Inc.(a)	173,981	85,074,969
Atlassian Corp., Class A(a)(b)	54,804	9,196,659
Autodesk, Inc.(a)	81,402	16,655,663
Cadence Design Systems, Inc.(a)	102,726	24,091,302
Fortinet, Inc.(a)	249,753	18,878,829
Intuit, Inc.	103,728	47,527,132
Microsoft Corp.	2,825,939	962,345,267
Oracle Corp.	237,395	28,271,371
Palo Alto Networks, Inc.(a)	113,273	28,942,384
Salesforce, Inc.(a)	270,989	57,249,136
ServiceNow, Inc.(a)	77,306	43,443,653
Synopsys, Inc.(a)	57,554	25,059,587
VMware, Inc., Class A(a)	81,486	11,708,724
Workday, Inc., Class A(a)	75,243	16,996,641
		1,375,441,317
Specialized REITs — 0.8%
American Tower Corp.	176,775	34,283,743
Security	Shares	Value
Specialized REITs (continued)
Crown Castle, Inc.	17,372	$ 1,979,366
Equinix, Inc.	17,755	13,918,855
Public Storage	34,481	10,064,314
		60,246,278
Specialty Retail — 3.2%
AutoZone, Inc.(a)	5,808	14,481,435
Home Depot, Inc.	384,549	119,456,301
Lowe’s Cos., Inc.	166,094	37,487,416
O’Reilly Automotive, Inc.(a)	19,686	18,806,036
TJX Cos., Inc.	437,305	37,079,091
		227,310,279
Technology Hardware, Storage & Peripherals — 15.4%
Apple Inc.	5,666,694	1,099,168,635
Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc.(a)	42,145	15,951,883
NIKE, Inc., Class B	240,806	26,577,758
		42,529,641
Total Long-Term Investments — 99.8% (Cost: $5,604,033,783)		7,109,748,152
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.31%(c)(d)(e)	7,657,509	7,659,041
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(c)(d)	10,302,532	10,302,532
Total Short-Term Securities — 0.3% (Cost: $17,961,337)		17,961,573
Total Investments — 100.1% (Cost: $5,621,995,120)		7,127,709,725
Liabilities in Excess of Other Assets — (0.1)%		(5,955,010)
Net Assets — 100.0%		$ 7,121,754,715
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell Top 200 Growth ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 40,094,246	$ —	$ (32,429,507) (a)	$ 249	$ (5,947)	$ 7,659,041	7,657,509	$ 21,818 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	7,923,181	2,379,351 (a)	—	—	—	10,302,532	10,302,532	117,576	—
				$ 249	$ (5,947)	$ 17,961,573		$ 139,394	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	10	09/15/23	$ 1,771	$ 86,716
NASDAQ 100 E-Mini Index	30	09/15/23	9,202	377,852
				$ 464,568
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell Top 200 Growth ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 7,109,748,152	$ —	$ —	$ 7,109,748,152
Short-Term Securities
Money Market Funds	17,961,573	—	—	17,961,573
	$ 7,127,709,725	$ —	$ —	$ 7,127,709,725
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 464,568	$ —	$ —	$ 464,568
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
4